Intangible Assets and Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 5.1	$ 6.1	$ 3.1
Amortization Expense 2017	5.1
Amortization Expense 2018	3.4
Amortization Expense 2019	2.4
Amortization Expense 2020	2.4
Amortization Expense 2021	$ 2.0